November 30, 2009

Securities and Exchange Commission Office of Filings and Information Services 100 F Street N.E. Washington, DC 20549

RE:	Dreyfus LifeTime Portfolios, Inc.
File No. 811-7878
33-66088

Gentlemen:

     Transmitted for filing is Form N-CSR for the above-referenced Registrant for the Annual period ended September 30, 20009.

     Please direct any questions or comments to the attention of the undersigned at 212-922-6858.

Very truly yours,

/s/ Monica Giron

Monica Giron
Paralegal